Stock Option Plan - Schedule of Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Compensation Expense [Line Items]
Stock compensation expense	$ 617	$ 12	$ 704	$ 16	$ 21	$ 33
General Administrative [Member]
Schedule of Stock Compensation Expense [Line Items]
Stock compensation expense					7	10
Research and development [Member]
Schedule of Stock Compensation Expense [Line Items]
Stock compensation expense					$ 14	$ 23